NOTE 11 – PREPAYMENTS AND OTHER ASSETS		6 Months Ended
	Sep. 08, 2026	Jun. 30, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
NOTE 11 – PREPAYMENTS AND OTHER ASSETS

NOTE 11 – PREPAYMENTS AND OTHER ASSETS

	As of December 31,
	2025	2024

Advances to suppliers	$3,347,251	$—
Deductible VAT	8,968	—
Deposits	27,203	1,114
Prepayments and other assets	$3,383,422	$1,114

Advances to suppliers of $3,347,251 primarily relate to deposits for components, materials, and manufacturing services expected to be received and utilized within the next 12 months. Management monitors supplier performance and credit risk and evaluates advances for impairment if recovery becomes doubtful.

NOTE 11 – PREPAYMENTS AND OTHER ASSETS

	As of June 30, 2026	As of December 31, 2025

Advances to suppliers	$5,778,384	$3,347,251
Deductible VAT	9,239	8,968
Deposits	33,651	27,203
Prepayments and other assets	$5,821,274	$3,383,422

Advances to suppliers of $5,778,384 primarily relate to deposits for components, materials, and manufacturing services expected to be received and utilized within the next 12 months. Management monitors supplier performance and credit risk and evaluates advances for impairment if recovery becomes doubtful.